SHARE CAPITAL (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Proceeds from exercise of options	$ 86,600	$ 42,500	$ 80,000
Weighted average remaining life of stock options outstanding	2 years 11 months 26 days	2 years 10 months 2 days
Share based compensation	$ 541,164	$ 703,612	331,522
Incentive share purchase option plan [member]
IfrsStatementLineItems [Line Items]
Stock option vest term	10 years
Top of range [member] | Incentive share purchase option plan [member]
IfrsStatementLineItems [Line Items]
Precentage of stock options	25.00%
Issued Share Captial [Member]
IfrsStatementLineItems [Line Items]
Number of shares, exercise of stock option	1,645,000	400,000
Proceeds from exercise of options	$ 86,600	$ 42,500	80,000
Fair value of options reclassified from reserves to share capital	$ 32,079	$ 78,887	$ 191,000
Issued share captial 2 [member]
IfrsStatementLineItems [Line Items]
Number of shares, exercise of stock option			800,000
Issued share captial 2 [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Number of shares, authorized to grant options to acquire common shares	19,970,000